EMPLOYEES INCLUDING OFFICERS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Employees Including Officers
Pension contribution	$ 2,622	$ 2,904	$ 2,774